INCOME TAXES - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Deferred tax assets
Provision for direct financing lease		$ 25,517,310	$ 21,306,314
Direct financing lease income		(1,042,727)	(469,906)
Total deferred tax assets	$ 0	24,474,583	20,836,408
Net total deferred tax assets		$ 24,474,583	$ 20,836,408